Schedule of reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
ReservesLineItems [Line Items]
Beginning balance		$ 4,989,957		$ 5,117,485		$ (835,478)
Exchange differences arising from foreign operations		3,023		(23,010)		(48,453)
Transfer to retained earnings on historical conversion of notes
Ending balance		3,311,730		4,989,957		5,117,485
Total reserves		1,878,243		2,404,933		5,306,475
Reserve of exchange differences on translation [member]
ReservesLineItems [Line Items]
Beginning balance	[1]	120,770		143,780		192,233
Exchange differences arising from foreign operations	[1]	3,023		(23,010)		(48,453)
Transfer to retained earnings on historical conversion of notes
Ending balance	[1]	123,793		120,770		143,780
Reserve of change in value of time value of options [member]
ReservesLineItems [Line Items]
Beginning balance	[2]	2,284,163		5,021,974		3,603,916
Exchange differences arising from foreign operations
Equity-settled employee benefits		1,391,168		1,774,645		3,758,700
Equity-settled supplier payments	[2]			146,236		899,992
Warrants		363,282		363,282		363,282
Transfer to retained earnings on historical conversion of notes
Ending balance		1,754,450		2,284,163	[2]	5,021,974	[2]
Reserve of equity component of convertible instruments [member]
ReservesLineItems [Line Items]
Beginning balance				140,721
Exchange differences arising from foreign operations
Convertible notes issued						140,721
Transfer to retained earnings on historical conversion of notes				(140,721)
Ending balance						140,721
Previously Reported [Member]
ReservesLineItems [Line Items]
Beginning balance		4,989,957		5,117,485		(835,478)
Exchange differences arising from foreign operations		3,023		(23,010)		(48,453)
Transfer to retained earnings on historical conversion of notes
Ending balance		3,311,730		4,989,957		5,117,485
Total reserves		2,925,679
Previously Reported [Member] | Reserve of exchange differences on translation [member]
ReservesLineItems [Line Items]
Beginning balance	[1]	120,770
Exchange differences arising from foreign operations	[1]	3,023
Ending balance	[1]	123,793		120,770
Previously Reported [Member] | Reserve of change in value of time value of options [member]
ReservesLineItems [Line Items]
Beginning balance		2,284,163	[2]	5,021,974		3,603,916
Exchange differences arising from foreign operations
Equity-settled employee benefits		2,438,604
Equity-settled supplier payments	[2]
Warrants		363,282
Transfer to retained earnings on historical conversion of notes
Ending balance		2,801,886		2,284,163	[2]	$ 5,021,974
Previously Reported [Member] | Reserve of equity component of convertible instruments [member]
ReservesLineItems [Line Items]
Beginning balance
Exchange differences arising from foreign operations
Convertible notes issued
Transfer to retained earnings on historical conversion of notes
Ending balance

[1]	Foreign currency translation reserve
[2]	Share option reserve